Significant Accounting Policies (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 1
Liability
Derivative liability
Level 2
Liability
Derivative liability
Level 3
Liability
Derivative liability	$ 3,329,367	$ 4,402,306	$ 121,000